Segment reporting (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment reporting [Abstract]
Revenue	$ 1,475,683	$ 1,523,066	$ 2,464,939
Costs and expenses	(1,140,837)	(1,248,753)	(1,874,358)
Corporate expenses	(173,106)	(198,404)	(205,622)
Depreciation and amortization	(182,880)	(80,277)	(562,915)
Transportation profit (loss)	(21,140)	(4,368)	(177,956)
Net profit for the year	31,292	23,549	1,329,579
Total assets	4,563,775	3,781,084	4,124,212
Total liabilities	2,140,983	1,656,826	1,895,150
Total capital expenditures	48,281	86,283	80,222
Operating Segments [Member]
Segment reporting [Abstract]
Total assets	4,583,086	4,702,062	7,714,130
Total liabilities	1,033,620	1,228,072	1,181,258
Total capital expenditures	37,226	57,095	73,130
Operating Segments [Member] | Specialized Maritime Division [Member]
Segment reporting [Abstract]
Revenue	868,505	909,455	1,951,320
Costs and expenses	(652,157)	(727,535)	(1,386,282)
Depreciation and amortization	(66,306)	(59,451)	(541,030)
Transportation profit (loss)	150,042	122,469	24,008
Total assets	2,034,872	2,641,105	5,617,173
Total liabilities	431,893	887,042	849,416
Total capital expenditures	12,048	42,745	64,054
Operating Segments [Member] | Logistics Division [Member]
Segment reporting [Abstract]
Revenue	265,472	286,649	229,529
Costs and expenses	(232,386)	(248,364)	(193,826)
Depreciation and amortization	(19,474)	(2,772)	(1,660)
Transportation profit (loss)	13,612	35,513	34,043
Total assets	1,069,482	55,586	38,833
Total liabilities	158,203	19,055	19,425
Total capital expenditures	598	592	0
Operating Segments [Member] | Ports and Terminal Division [Member]
Segment reporting [Abstract]
Revenue	169,839	165,971	134,196
Costs and expenses	(122,882)	(106,993)	(112,771)
Depreciation and amortization	(15,186)	(9,616)	(11,143)
Transportation profit (loss)	31,771	49,362	10,282
Total assets	1,092,314	1,766,631	1,904,928
Total liabilities	262,108	255,460	256,121
Total capital expenditures	24,086	13,176	9,034
Operating Segments [Member] | Warehousing Division [Member]
Segment reporting [Abstract]
Revenue	171,867	160,991	149,894
Costs and expenses	(132,792)	(165,388)	(180,356)
Depreciation and amortization	(41,516)	(1,305)	(1,205)
Transportation profit (loss)	(2,441)	(5,702)	(31,667)
Total assets	386,418	238,740	153,196
Total liabilities	181,416	66,515	56,296
Total capital expenditures	494	582	42
Shared Accounts [Member] | Other Businesses [Member]
Segment reporting [Abstract]
Revenue	0	0	0
Costs and expenses	(620)	(473)	(1,123)
Corporate expenses	(173,106)	(198,404)	(205,622)
Depreciation and amortization	(40,398)	(7,133)	(7,877)
Transportation profit (loss)	(214,124)	(206,010)	(214,622)
Total assets	(19,311)	(920,978)	(3,589,918)
Total liabilities	1,107,363	428,754	713,892
Total capital expenditures	11,055	29,188	7,092
Unallocated Amounts [Member]
Segment reporting [Abstract]
Transportation profit (loss)	$ 52,432	$ 27,917	$ 1,507,535